UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21749

CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o PFPC Inc.

103 Bellevue Parkway

Wilmington, DE 19808

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Thomas John Holton

Bingham McCutchen LLP

150 Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30, 2008

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (Unaudited)

Shares		Market Value
Common Stock (97.3%)
Computer Services & Software (10.4%)
667,800	ACI Worldwide, Inc.[1,4]	$14,925,330
531,600	Checkpoint Systems, Inc.[1]	14,028,924
1,108,289	Insight Enterprises, Inc.[1]	28,604,939
2,102,913	SkillSoft PLC, ADR[1,2,3]	18,905,188

		76,464,381

Electric, Gas, Water, & Utilities (3.1%)
575,200	Cleco Corp.	14,535,304
351,064	El Paso Electric Co.[1]	8,120,110

		22,655,414

Entertainment & Leisure (1.5%)
678,700	Callaway Golf Co.	10,865,987

Finance & Insurance (17.2%)
Commercial Banks (4.8%)
227,300	Bank of Hawaii Corp.	12,012,805
323,989	Capital Corp. of the West	5,967,877
197,300	Hancock Holding Co.	7,907,784
214,000	Webster Financial Corp.	9,013,680

		34,902,146

Financial Services (1.5%)
193,950	Stifel Financial Corp.[1,4]	11,218,068

Insurance Carriers (4.6%)
765,650	American Equity Investment Life Holdings Co.	8,154,173
364,400	Max Capital Group Ltd.	10,217,776
364,400	Protective Life Corp.	15,465,136

		33,837,085

Savings, Credit, & Other Financial Institutions (6.3%)
421,200	Astoria Financial Corp.	11,174,436
1,183,500	Brookline Bancorp, Inc.	13,716,765
1,514,500	Investors Bancorp, Inc.[1]	21,445,320

		46,336,521

Total Finance & Insurance		126,293,820

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (Unaudited)

Shares		Market Value
Healthcare (4.8%)
Healthcare - Equipment (2.5%)
143,750	Edwards Lifesciences Corp.[1,4]	7,088,313
220,700	The Cooper Cos., Inc.	11,569,094

		18,657,407

Pharmaceuticals (2.3%)
668,600	BioMarin Pharmaceutical, Inc.[1]	16,648,140

Total Healthcare		35,305,547

Manufacturing (34.6%)
Auto Parts & Equipment (3.2%)
966,200	ArvinMeritor, Inc.	16,251,484
585,050	Commercial Vehicle Group, Inc.[1]	7,506,192

		23,757,676

Chemical & Allied Products (4.8%)
153,815	Airgas, Inc.	7,941,468
588,459	Compass Minerals International, Inc.	20,031,144
337,700	Ferro Corp.	6,747,246

		34,719,858

Containers & Packaging (2.9%)
351,074	Greif, Inc. - Class A	21,303,170

Diversified Manufacturing Industries (3.9%)
892,600	Barnes Group, Inc.	28,491,792

Electronic Components & Equipment (3.2%)
421,200	Electronics for Imaging, Inc.[1]	11,313,432
618,500	Veeco Instruments, Inc.[1,4]	11,986,530

		23,299,962

Food & Beverage (4.1%)
581,700	Lance, Inc.	13,390,734
290,900	Ralcorp Holdings, Inc.[1]	16,238,038

		29,628,772

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (Unaudited)

Shares		Market Value
Misc. Electrical Machinery, Equipment, & Supplies (3.0%)
451,331	Regal-Beloit Corp.[4]	21,614,242

Misc. Industrial Machinery & Equipment (2.6%)
367,794	Kaydon Corp.[4]	19,121,610

Misc. Manufacturing Industries (3.5%)
524,900	Greatbatch, Inc.[1]	13,957,091
324,300	Oxford Industries, Inc.	11,713,716

		25,670,807

Semiconductors (1.9%)
912,700	Integrated Device Technology, Inc.[1]	14,128,596

Telecommunications Equipment (1.5%)
1,136,667	Journal Communications, Inc. - Class A	10,775,603

Total Manufacturing		252,512,088

Oil & Gas (3.1%)
397,845	Range Resources Corp.	16,176,378
133,700	Unit Corp.[1]	6,471,080

		22,647,458

Real Estate Investment Trusts (1.4%)
988,700	CapLease, Inc.[4]	10,134,175

Services (6.3%)
Business Services (5.3%)
494,815	G & K Services, Inc. - Class A	19,891,563
1,145,100	Korn/Ferry International[1]	18,905,601

		38,797,164

Sanitary Services (1.0%)
608,560	Casella Waste Systems, Inc.[1]	7,631,342

Total Services		46,428,506

Transportation (2.8%)
Marine (1.7%)
277,520	Kirby Corp.[1]	12,249,733

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (Unaudited)

Shares		Market Value
Trucking (1.1%)
488,100	Vitran Corp., Inc.[1]	8,082,936

Total Transportation		20,332,669

Wholesale & Retail Trade (12.1%)
Retail Apparel & Accessory Stores (5.7%)
872,600	The Dress Barn, Inc.[1,4]	14,842,926
812,382	Tween Brands, Inc.[1,4]	26,678,625

		41,521,551

Retail Building Materials (2.2%)
698,704	Interline Brands, Inc.[1]	16,063,205

Retail Eating & Drinking Places (1.2%)
484,776	Ruby Tuesday, Inc.	8,890,792

Specialty Retail Stores (1.5%)
310,900	School Specialty, Inc.[1]	10,766,467

Wholesale - Industrial Supplies (0.7%)
127,000	WESCO International, Inc.[1]	5,453,380

Wholesale - Lumber & Construction Material (0.8%)
605,100	Beacon Roofing Supply, Inc.[1,4]	6,184,122

Total Wholesale & Retail Trade		88,879,517

Total Common Stock (Cost $624,525,489)		712,519,562

Short-Term Investments (2.7%)
9,824,680	BlackRock Liquidity Funds TempCash Portfolio - Institutional Series	9,824,680
9,824,679	BlackRock Liquidity Funds TempFund Portfolio - Institutional Series	9,824,679

Total Short-Term Investments (Cost $19,649,359)		19,649,359

Total Investments (100.0%) (Cost $644,174,848)[5]		$732,168,921	[6]

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (Unaudited)

Shares		Market Value
Short-Term Investments Held As Collateral For Loaned Securities[7]
Institutional Money Market Trust
86,814,084	Institutional Money Market Trust	$86,814,084

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $86,814,084)		$86,814,084

[1]	Non-incoming producing security.

[2]	ADR – American Depository Receipt.

[3]	PLC – Public Limited Company.

[4]	Security partially or fully on loan.

[5]

The cost for Federal income tax purposes was $650,105,082. At September 30, 2007 net unrealized appreciation was $82,063,839. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $129,931,011, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $47,867,172.

[6]	At September 30, 2007, the market value of securities on loan for the Small Cap Value Fund was $83,228,482.

[7]	The investments held as collateral on loaned securities represented 11.7% of the net assets of the Small Cap Value Fund. The cost reflected is the same for tax purposes.

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (Unaudited)

Shares		Market Value
Common Stock (96.1%)
Aerospace & Defense (6.6%)
27,300	Esterline Technologies Corp.[1]	$1,557,465
78,700	Goodrich Corp.	5,369,701
56,500	Moog, Inc. - Class A1	2,482,610

		9,409,776

Computer Services & Software (3.0%)
25,000	CACI International, Inc. - Class A1	1,277,250
171,340	Parametric Technology Corp.[1]	2,984,743

		4,261,993

Electric, Gas, Water, & Utilities (1.5%)
126,400	CMS Energy Corp.[2]	2,126,048

Finance & Insurance (14.7%)
Commercial Banks (4.9%)
38,100	Bank of Hawaii Corp.	2,013,585
200,880	People’s United Financial, Inc.[2]	3,471,206
37,900	Webster Financial Corp.	1,596,348

		7,081,139

Insurance Carriers (4.4%)
63,000	MBIA, Inc.[2]	3,846,150
57,000	Protective Life Corp.	2,419,080

		6,265,230

Savings, Credit, & Other Financial Institutions (5.4%)
14,900	Affiliated Managers Group, Inc.[1,2]	1,899,899
77,800	Astoria Financial Corp.	2,064,034
138,000	Hudson City Bancorp, Inc.	2,122,440
127,700	TFS Financial Corp.[1]	1,652,438

		7,738,811

Total Finance & Insurance		21,085,180

Healthcare (13.2%)
Healthcare - Equipment (7.4%)
68,400	C.R. Bard, Inc.[2]	6,032,196
25,600	Edwards Lifesciences Corp.[1,2]	1,262,336
57,400	Kinetic Concepts, Inc.[1,2]	3,230,472

		10,525,004

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (Unaudited)

Shares		Market Value
Healthcare - Supplies (1.4%)
27,200	Millipore Corp.[1]	2,061,760

Pharmaceuticals (4.4%)
98,500	BioMarin Pharmaceutical, Inc.[1]	2,452,650
123,900	IMS Health, Inc.	3,796,296

		6,248,946

Total Healthcare		18,835,710

Manufacturing (35.2%)
Auto Parts & Equipment (0.5%)
14,400	WABCO Holdings, Inc.	673,200

Building Materials & Components (2.0%)
117,900	Goodman Global, Inc.[1]	2,815,452

Chemical & Allied Products (4.6%)
13,100	Airgas, Inc.	676,353
43,100	Cytec Industries, Inc.	2,947,609
81,100	Rockwood Holdings, Inc.[1]	2,905,813

		6,529,775

Containers & Packaging (2.3%)
27,100	Greif, Inc. - Class A	1,644,428
59,900	Pactiv Corp.[1]	1,716,734

		3,361,162

Diversified Manufacturing Industries (2.2%)
65,900	Carlisle Cos., Inc.[2]	3,202,740

Electronic Components & Equipment (10.0%)
77,300	Amphenol Corp. - Class A	3,073,448
99,600	Electronics for Imaging, Inc.[1]	2,675,256
171,300	NCR Corp.[1]	8,530,740

		14,279,444

Food & Beverage (2.3%)
51,200	McCormick & Co., Inc.[2]	1,841,664
25,500	Ralcorp Holdings, Inc.[1]	1,423,410

		3,265,074

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (Unaudited)

Shares		Market Value
Metal Fabrication (1.4%)
62,500	Commercial Metals Co.	1,978,125

Metal Products (2.5%)
27,700	Carpenter Technology Corp.	3,601,277

Misc. Industrial Machinery & Equipment (1.3%)
35,500	Kaydon Corp.	1,845,645

Misc. Manufacturing Industries (2.9%)
67,100	Oshkosh Truck Corp.[2]	4,158,187

Recreational Vehicles (1.7%)
54,300	Thor Industries, Inc.	2,442,957

Semiconductors (1.5%)
284,940	LSI Corp.[1]	2,114,255

Total Manufacturing		50,267,293

Oil & Gas (8.5%)
67,700	Dresser-Rand Group, Inc.[1]	2,891,467
34,500	ONEOK, Inc.	1,635,300
35,800	Pride International, Inc.[1]	1,308,490
119,700	Questar Corp.	6,287,841

		12,123,098

Real Estate Investment Trusts (1.9%)
81,000	iStar Financial, Inc.[2]	2,753,190

Services (4.3%)
Business Services (1.4%)
31,500	Manpower, Inc.	2,027,025

Engineering & R/D Services (1.6%)
39,500	URS Corp.[1]	2,229,775

Printing & Publishing (1.3%)
50,200	R.R. Donnelley & Sons Co.	1,835,312

Total Services		6,092,112

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (Unaudited)

Par/Shares		Market Value
Wholesale & Retail Trade (7.2%)
Retail Apparel & Accessory Stores (3.5%)
134,600	The Dress Barn, Inc.[1,2]	2,289,546
82,800	Tween Brands, Inc.[1,2]	2,719,152

		5,008,698

Specialty Retail Stores (2.0%)
20,000	Advance Auto Parts, Inc.	671,200
55,100	Dollar Tree Stores, Inc.[1]	2,233,754

		2,904,954

Wholesale-Industrial Supplies (1.7%)
56,300	WESCO International, Inc.[1]	2,417,522

Total Wholesale & Retail Trade		10,331,174

Total Common Stock (Cost $122,960,192)		137,285,574

Short-Term Investments (3.0%)
2,180,571	BlackRock Liquidity Funds TempCash Portfolio - Institutional Series	2,180,571
2,180,571	BlackRock Liquidity Funds TempFund Portfolio - Institutional Series	2,180,571

Total Short-Term Investments (Cost $4,361,142)		4,361,142

U.S. Treasury Obligations (0.9%)
$ 300,000	U.S. Treasury Bills, 4.28%, 10/04/07[2]	299,920
300,000	U.S. Treasury Bills, 4.00%, 10/11/07	299,740
300,000	U.S. Treasury Bills, 3.93%, 10/18/07	299,540
300,000	U.S. Treasury Bills, 3.27%, 10/25/07[2]	299,333
50,000	U.S. Treasury Bills, 4.77%, 11/08/07[2]	49,818

Total U.S. Treasury Obligations (Cost $1,248,171)		1,248,351

Total Investments (100.0%) (Cost $128,569,505)[3]		$142,895,067	[4]

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (Unaudited)

Shares		Market Value
Short-Term Investments Held As Collateral For Loaned Securities[5]
Institutional Money Market Trust
19,651,182	Institutional Money Market Trust	$19,651,182

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $19,651,182)		$19,651,182

[1]	Non-incoming producing security.

[2]	Security partially or fully on loan.

[3]

The cost for Federal income tax purposes was $129,067,013. At September 30, 2007 net unrealized appreciation was $13,828,054. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $15,943,021, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,114,967.

[4]	At September 30, 2007, the market value of securities on loan for the Small/Mid Cap Value Fund was $18,948,990.

[5]	The investments held as collateral on loaned securities represented 13.9% of the net assets value of the Small/Mid Cap Value Fund. The cost reflected is the same for tax purposes.

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (Unaudited)

Shares		Market Value
Common Stock (94.0%)
Aerospace & Defense (3.8%)
2,470,400	Goodrich Corp.	$168,555,392

Computer Services & Software (5.4%)
1,086,900	Citrix Systems, Inc.1,4	43,823,808
1,103,400	Computer Sciences Corp.[1]	61,680,060
1,205,900	Electronic Arts, Inc.[1]	67,518,341
3,744,600	Parametric Technology Corp.[1]	65,230,932

		238,253,141

Consumer Products (1.4%)
742,100	Fortune Brands, Inc.	60,473,729

Electric, Gas, Water, & Utilities (8.0%)
1,367,000	Allegheny Energy, Inc.[1]	71,439,420
3,974,004	CMS Energy Corp.[4]	66,842,747
2,193,600	PPL Corp.	101,563,680
760,900	Sempra Energy	44,223,508
1,493,300	Wisconsin Energy Corp.	67,243,299

		351,312,654

Finance & Insurance (18.1%)
Asset Management (7.7%)
3,827,600	Invesco PLC, ADR[2,3,4]	104,493,480
1,513,500	State Street Corp.[4]	103,160,160
2,997,600	The Bank of New York Mellon Corp.	132,314,064

		339,967,704

Commercial Banks (4.2%)
6,345,280	People’s United Financial, Inc.	109,646,438
1,259,000	UnionBanCal Corp.	73,538,190

		183,184,628

Insurance Carriers (5.0%)
1,517,800	Lincoln National Corp.	100,129,266
1,957,700	MBIA, Inc.[4]	119,517,585

		219,646,851

Savings, Credit, & Other Financial Institutions (1.2%)
3,572,400	Hudson City Bancorp, Inc.	54,943,512

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (Unaudited)

Shares		Market Value
Total Finance & Insurance		797,742,695

Healthcare (10.0%)
Healthcare - Equipment (4.3%)
2,177,400	C.R. Bard, Inc.	192,024,906

Healthcare - Supplies (1.5%)
844,500	Millipore Corp.[1,4]	64,013,100

Pharmaceutical Distribution (1.5%)
2,011,400	Omnicare, Inc.[4]	66,637,682

Pharmaceuticals (2.7%)
3,849,700	IMS Health, Inc.	117,954,808

Total Healthcare		440,630,496

Manufacturing (27.3%)
Auto Parts & Equipment (0.3%)
250,666	WABCO Holdings, Inc.	11,718,636

Building Materials & Components (1.9%)
2,358,100	American Standard Cos., Inc.	83,995,522

Chemical & Allied Products (1.9%)
1,508,600	Rohm & Haas Co.[4]	83,983,762

Diversified Manufacturing Industries (2.3%)
2,050,900	Carlisle Cos., Inc.	99,673,740

Diversified-Industrial Products (3.1%)
2,221,800	Textron, Inc.	138,218,178

Electronic Components & Equipment (8.1%)
2,255,500	Amphenol Corp. - Class A	89,678,680
5,342,300	NCR Corp.[1]	266,046,541

		355,725,221

Food & Beverage (4.0%)
864,140	Brown-Forman Corp. - Class B	64,732,727
1,191,300	Campbell Soup Co.	44,078,100
1,845,400	McCormick & Co., Inc.	66,379,038

		175,189,865

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (Unaudited)

Shares		Market Value
Misc. Manufacturing Industries (3.0%)
2,138,400	Oshkosh Truck Corp.[4]	132,516,648

Semiconductors (2.7%)
9,715,400	LSI Corp.[1]	72,088,268
2,763,300	STMicroelectronics N.V.[4]	46,285,275

		118,373,543

Total Manufacturing		1,199,395,115

Oil & Gas (9.2%)
1,191,200	ENSCO International, Inc.	66,826,320
1,459,800	Equitable Resources, Inc.	75,719,826
1,335,200	ONEOK, Inc.	63,288,480
3,764,100	Questar Corp.	197,728,173

		403,562,799

Real Estate Investment Trusts (2.0%)
2,529,800	iStar Financial, Inc.[4]	85,987,902

Services (2.9%)
1,068,700	Manpower, Inc.	68,770,845
610,300	The Dun & Bradstreet Corp.	60,181,683

		128,952,528

Wholesale & Retail Trade (5.9%)
Specialty Retail Stores (3.9%)
1,304,400	Advance Auto Parts, Inc.	43,775,664
1,738,000	Dollar Tree Stores, Inc.[1]	70,458,520
2,670,500	Staples, Inc.	57,389,045

		171,623,229

Wholesale Miscellaneous (2.0%)
1,719,800	Genuine Parts Co.	85,990,000

Total Wholesale & Retail Trade		257,613,229

Total Common Stock (Cost $3,609,461,027)		4,132,479,680

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (Unaudited)

Par/Shares		Market Value
Exchange-Traded Funds (1.4%)
106,300	iShares Dow Jones U.S. Financial Sector Index Fund[4]	11,652,606
149,600	iShares Russell Midcap Index Fund	16,185,224
57,600	KBW Bank ETF[4]	3,018,240
97,700	Midcap SPDR Trust Series I4	15,719,930
107,500	Regional Bank HOLDRs Trust[4]	15,958,375

Total Exchange-Traded Funds (Cost $56,114,069)		62,534,375

Short-Term Investments (2.8%)
61,715,311	BlackRock Liquidity Funds TempCash Portfolio - Institutional Series	61,715,311
61,715,311	BlackRock Liquidity Funds TempFund Portfolio - Institutional Series	61,715,311

Total Short-Term Investments (Cost $123,430,622)		123,430,622

U.S. Treasury Obligations (1.8%)
$ 17,000,000	U.S. Treasury Bills, 4.28%, 10/04/07[4]	16,995,478
17,000,000	U.S. Treasury Bills, 4.82%, 10/11/07[4]	16,985,278
17,000,000	U.S. Treasury Bills, 3.93%, 10/18/07	16,973,939
17,000,000	U.S. Treasury Bills, 3.27%, 10/25/07[4]	16,962,175
2,000,000	U.S. Treasury Bills, 4.77%, 11/08/07[4]	1,992,724
2,000,000	U.S. Treasury Bills, 4.74%, 11/15/07[4]	1,991,182
2,000,000	U.S. Treasury Bills, 4.79%, 12/06/07[4]	1,986,514
2,000,000	U.S. Treasury Bills, 4.85%, 01/10/08[4]	1,978,862
2,000,000	U.S. Treasury Bills, 4.02%, 03/13/08[4]	1,964,194

Total U.S. Treasury Obligations (Cost $77,800,786)		77,830,346

Total Investments (100.0%) (Cost $3,866,806,504)[5]		$4,396,275,023	[6]

Short-Term Investments Held As Collateral For Loaned Securities[7]
Institutional Money Market Trust
285,503,488	Institutional Money Market Trust	$285,503,488

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $285,503,488)		$285,503,488

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (Unaudited)

[1]	Non-incoming producing security.

[2]	ADR – American Depository Receipt.

[3]	PLC – Public Limited Company.

[4]	Security partially or fully on loan.

[5]

The cost for Federal income tax purposes was $3,876,005,365. At September 30, 2007 net unrealized appreciation was $520,269,658. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $629,127,315, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $108,857,657.

[6]	At September 30, 2007, the market value of securities on loan for the Mid Cap Value Fund was $276,029,296.

[7]	The investments held as collateral on loaned securities represented 6.5% of the net assets of the Mid Cap Value Fund. The cost reflected is the same for tax purposes.

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND*

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (Unaudited)

Shares		Market Value
Common Stock (93.8%)
Aerospace & Defense (5.3%)
15,200	Goodrich Corp.	$1,037,096
23,400	United Technologies Corp.	1,883,232

		2,920,328

Computer Services & Software (4.9%)
25,900	Cisco Systems, Inc.[1]	857,549
38,200	Oracle Corp.[1]	827,030
58,800	Parametric Technology Corp.[1]	1,024,296

		2,708,875

Consumer Products (3.2%)
6,000	Fortune Brands, Inc.	488,940
17,700	Procter & Gamble Co.	1,245,018

		1,733,958

Electric, Gas, Water, & Utilities (3.7%)
12,500	Exelon Corp.	942,000
23,000	PPL Corp.	1,064,900

		2,006,900

Finance & Insurance (18.2%)
Asset Management (6.5%)
32,800	Invesco PLC, ADR[2,3]	895,440
15,100	State Street Corp.	1,029,216
36,600	The Bank of New York Mellon Corp.	1,615,524

		3,540,180

Financial Services (5.7%)
22,400	Citigroup, Inc.	1,045,408
22,800	JP Morgan Chase & Co.	1,044,696
20,900	Wachovia Corp.	1,048,135

		3,138,239

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND*

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (Unaudited)

Shares		Market Value
Insurance Carriers (6.0%)
15,900	American International Group, Inc.	1,075,635
17,500	MBIA, Inc.	1,068,375
17,900	Principal Financial Group, Inc.	1,129,311

		3,273,321

Total Finance & Insurance		9,951,740

Healthcare (12.4%)
Healthcare - Equipment (4.3%)
26,700	C.R. Bard, Inc.	2,354,673

Healthcare - Supplies (3.0%)
14,700	Medtronic, Inc.	829,227
10,400	Millipore Corp.[1]	788,320

		1,617,547

Pharmaceuticals (5.1%)
47,900	IMS Health, Inc.	1,467,656
14,800	Roche Holding AG, ADR[2]	1,336,440

		2,804,096

Total Healthcare		6,776,316

Manufacturing (27.3%)
Building Materials & Components (2.4%)
37,300	American Standard Cos., Inc.	1,328,626

Computers & Office Equipment (1.2%)
13,600	Hewlett-Packard Co.	677,144

Diversified-Industrial Products (2.3%)
20,200	Textron, Inc.	1,256,642

Electronic Components & Equipment (6.0%)
66,100	NCR Corp.[1]	3,291,780

Food & Beverage (7.4%)
20,700	Cadbury Schweppes PLC, ADR[2,3]	962,964
14,700	Campbell Soup Co.	543,900
9,700	Nestle SA, ADR[2]	1,085,430
20,300	PepsiCo, Inc.	1,487,178

		4,079,472

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND*

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (Unaudited)

Shares		Market Value
Machinery & Heavy Equipment (1.5%)
14,400	Thermo Fisher Scientific, Inc.[1]	831,168

Misc. Electrical Machinery, Equipment, & Supplies (2.1%)
27,700	General Electric Co.	1,146,780

Misc. Manufacturing Industries (1.6%)
14,000	Oshkosh Truck Corp.	867,580

Semiconductors (2.8%)
21,900	Intel Corp.	566,334
129,000	LSI Corp.[1]	957,180

		1,523,514

Total Manufacturing		15,002,706

Oil & Gas (8.6%)
26,300	Dresser-Rand Group, Inc.[1]	1,123,273
16,600	ONEOK, Inc.	786,840
42,400	Questar Corp.	2,227,272
6,900	Total SA, ADR[2]	559,107

		4,696,492

Real Estate Investment Trusts (1.8%)
29,700	iStar Financial, Inc.	1,009,503

Services (2.3%)
12,100	Manpower, Inc.	778,635
10,700	Watson Wyatt Worldwide, Inc. - Class A	480,858

		1,259,493

Wholesale & Retail Trade (6.1%)
Retail Apparel & Accessory Stores (3.8%)
54,700	The Dress Barn, Inc.[1]	930,447
35,000	Tween Brands, Inc.[1]	1,149,400

		2,079,847

Specialty Retail Stores (0.9%)
21,900	Staples, Inc.	470,631

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND*

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (Unaudited)

Par/Shares		Market Value
Wholesale Miscellaneous (1.4%)
15,500	Genuine Parts Co.	775,000

Total Wholesale & Retail Trade		3,325,478

Total Common Stock (Cost $46,327,350)		51,391,789

Short-Term Investments (5.2%)
1,421,398	BlackRock Liquidity Funds TempCash Portfolio - Institutional Series	1,421,398
1,421,398	BlackRock Liquidity Funds TempFund Portfolio - Institutional Series	1,421,398

Total Short-Term Investments (Cost $2,842,796)		2,842,796

U.S. Treasury Obligations (1.0%)
$ 100,000	U.S. Treasury Bills, 4.28%, 10/04/07	99,973
150,000	U.S. Treasury Bills, 4.00%, 10/11/07	149,871
150,000	U.S. Treasury Bills, 3.93%, 10/18/07	149,770
150,000	U.S. Treasury Bills, 4.89%, 10/25/07	149,666

Total U.S. Treasury Obligations (Cost $549,140)		549,280

Total Investments (100.0%) (Cost $49,719,286)[4]		$54,783,865

*	Prior to October 26, 2007, CRM Large Cap Opportunity Fund was known as CRM Mid/Large Cap Value Fund.

[1]	Non-income producing security.

[2]	ADR – American Depository Receipt.

[3]	PLC – Public Limited Company.

[4]

The cost for Federal income tax purposes was $49,942,001. At September 30, 2007 net unrealized appreciation was $4,841,864. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $5,779,668, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $937,804.

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (Unaudited)

Shares		Market Value
Common Stock (90.6%)
Aerospace & Defense (3.1%)
3,500	Goodrich Corp.	$238,805

Computer Services & Software (5.4%)
3,200	CACI International, Inc. - Class A1	163,488
1,400	Electronic Arts, Inc.[1]	78,386
10,400	Parametric Technology Corp.[1]	181,168

		423,042

Electric, Gas, Water, & Utilities (2.1%)
3,500	PPL Corp.	162,050

Entertainment & Leisure (1.9%)
2,600	Viacom, Inc. - Class A1	101,270
1,100	Viacom, Inc. - Class B1	42,867

		144,137

Finance & Insurance (16.6%)
Asset Management (2.8%)
5,000	The Bank of New York Mellon Corp.	220,700

Commercial Banks (2.4%)
10,950	People’s United Financial, Inc.	189,216

Financial Services (2.7%)
4,500	Citigroup, Inc.	210,015

Insurance Carriers (6.9%)
2,600	American International Group, Inc.	175,890
2,300	Lincoln National Corp.	151,731
3,300	MBIA, Inc.	201,465

		529,086

Savings, Credit, & Other Financial Institutions (1.8%)
5,400	Astoria Financial Corp.	143,262

Total Finance & Insurance		1,292,279

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (Unaudited)

Shares		Market Value
Healthcare (12.2%)
Healthcare - Equipment (4.9%)
3,600	C.R. Bard, Inc.	317,484
1,300	Edwards Lifesciences Corp.[1]	64,103

		381,587

Healthcare - Supplies (2.2%)
2,300	Millipore Corp.[1]	174,340

Pharmaceuticals (5.1%)
6,600	IMS Health, Inc.	202,224
2,100	Roche Holding AG, ADR[2]	189,630

		391,854

Total Healthcare		947,781

Manufacturing (31.0%)
Building Materials & Components (2.3%)
5,100	American Standard Cos., Inc.	181,662

Chemical & Allied Products (4.0%)
2,200	Airgas, Inc.	113,586
5,600	Rockwood Holdings, Inc.[1]	200,648

		314,234

Diversified-Industrial Products (2.8%)
3,500	Textron, Inc.	217,735

Electronic Components & Equipment (8.0%)
6,900	Electronics for Imaging, Inc.[1]	185,334
8,800	NCR Corp.[1]	438,240

		623,574

Food & Beverage (5.6%)
5,700	Lance, Inc.	131,214
3,800	McCormick & Co., Inc.	136,686
1,500	Nestle SA, ADR[2]	167,850

		435,750

Metal Products (1.5%)
900	Carpenter Technology Corp.	117,009

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (Unaudited)

Shares		Market Value
Misc. Electrical Machinery, Equipment, & Supplies (2.3%)
4,400	General Electric Co.	182,160

Misc. Industrial Machinery & Equipment (2.7%)
4,000	Kaydon Corp.	207,960

Misc. Manufacturing Industries (1.8%)
2,300	Oshkosh Truck Corp.	142,531

Total Manufacturing		2,422,615

Oil & Gas (6.1%)
3,200	ONEOK, Inc.	151,680
6,100	Questar Corp.	320,433

		472,113

Real Estate Investment Trusts (1.8%)
4,200	iStar Financial, Inc.	142,758

Services (5.2%)
Business Services (1.4%)
1,700	Manpower, Inc.	109,395

Engineering & R/D Services (2.6%)
3,500	URS Corp.[1]	197,575

Telecommunications Services (1.2%)
5,100	Sprint Nextel Corp.	96,900

Total Services		403,870

Wholesale & Retail Trade (5.2%)
Retail Apparel & Accessory Stores (3.3%)
8,000	The Dress Barn, Inc.[1]	136,080
3,800	Tween Brands, Inc.[1]	124,792

		260,872

Specialty Retail Stores (1.9%)
3,600	Dollar Tree Stores, Inc.[1]	145,944

Total Wholesale & Retail Trade		406,816

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (Unaudited)

Shares		Market Value
Total Common Stock (Cost $6,554,084)		7,056,266

Short-Term Investments (9.4%)
366,507	BlackRock Liquidity Funds TempCash Portfolio - Institutional Series	366,507
366,507	BlackRock Liquidity Funds TempFund Portfolio - Institutional Series	366,507

Total Short-Term Investments (Cost $733,014)		733,014

Total Investments (100.0%) (Cost $7,287,098)[3]		$7,789,280

[1]	Non-incoming producing security.

[2]	ADR – American Depository Receipt

[3]

The tax cost for Federal income tax purposes was $7,287,445. At September 30, 2007, net unrealized appreciation was $501,835. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $657,838, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $156,003.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer (Principal Executive Officer)

Date	October 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer (Principal Executive Officer)

Date	October 23, 2007

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date	October 23, 2007

*	Print the name and title of each signing officer under his or her signature.